Leases (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Lease Payments Under Non-Cancellable Leases

Future minimum lease payments under non-cancellable leases consisted of the following at December 31, 2012:

	Capital Leases	Operating Leases
2013	$830	$7,114
2014	141	6,267
2015	71	5,160
2016	43	5,041
2017	3	4,683
Later years	—	28,716

Total minimum lease payments	1,088	$56,981

Less amounts representing interest	(24)

Present value of net minimum lease payments (including $819 currently payable)	$1,064